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               HARTFORD SELECT LEADERS OUTLOOK (SERIES I AND IR)
                             SEPARATE ACCOUNT THREE
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-102628

                       SUPPLEMENT DATED NOVEMBER 18, 2004
                    TO THE PROSPECTUS DATED NOVEMBER 1, 2004

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              SUPPLEMENT DATED NOVEMBER 18, 2004 TO YOUR PROSPECTUS

Effective November 1, 2004, the "Value-Added Market Portfolio" of the Morgan Stanley Select Dimensions Investment Series has changed its name to the "Equally-Weighted S&P 500 Portfolio." All references to the "Value-Added Market Portfolio" in the prospectus are deleted and replaced with "Equally-Weighted S&P 500 Portfolio."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5105